Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2023
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As of
	February 28,	February 28,
	2022	2023
	RMB	RMB	USD
ASSETS
Total current assets	64,735	54,382	7,845
Total non-current assets	61,160	47,576	6,863
TOTAL ASSETS	125,895	101,958	14,708

LIABILITIES
Amount due to related parties	883	867	125
Accrued expenses and other current liabilities	64,449	56,009	8,079
Operating lease liabilities-current	2,626	2,067	298
Income tax payable	12,339	13,963	2,014
Deferred revenue	6,492	7,269	1,049
Total current liabilities	86,789	80,175	11,565
Deferred tax liabilities	725	575	83
Operating lease liabilities-non-current	5,152	859	124
Total non-current liabilities	5,877	1,434	207
TOTAL LIABILITIES	92,666	81,609	11,772

	For the Years Ended
	February 28,	February 28,	February 28,
	2021	2022	2023
	RMB	RMB	RMB	USD
Total revenue	280,282	250,223	33,381	4,815
Operating loss	(13,652)	(63,619)	(12,688)	(1,830)
Net loss	(5,529)	(80,976)	(11,077)	(1,598)
Net cash provided by (used in) operating activities	43,753	(53,288)	(73,927)	(10,664)
Net cash (used in) provided by investing activities	(33,758)	(2,294)	4,841	698
Net cash provided by financing activities	198	4,240	44,640	6,439

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 28, 2021, 2022 and 2023:

	For the Years Ended
	February 28,		February 28,		February 28,
	2021		2022		2023
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 5)	—	—	—	7,871	—	—	—	—
Intangible assets, net (Note 6)	—	—	—	2,255	—	—	—	—
Goodwill (Note 7)	—	—	—	42,307	—	—	—	—

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consists of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of Amortization Periods by Intangible Asset Classes

Acquired intangible assets other than goodwill consist of trade name, student base and customer relationship, school cooperation agreements, non-compete agreement and license which are carried at cost, less accumulated amortization and impairment. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years
License	3 years

Summary of Disaggregation of Revenue

The following table represents disaggregation of Group's revenue from contracts with customers by service nature for the years ended. The Group's revenue is reported net of value added taxes and surcharges.

	For the Years Ended
	February 28,	February 28,	February 28,
	2021	2022	2023
	RMB	RMB	RMB	USD

Learning services	268,334	235,627	18,516	2,672
Learning technology and content solutions	11,734	13,537	12,328	1,778
Study camp and learning trip	268	1,843	3,502	505
Less: Sales tax	54	784	130	19
Total	280,282	250,223	34,216	4,936